POST RETIREMENT BENEFIT PLAN - Amounts recognized in accumulated other comprehensive income not yet recognized as components of net periodic benefit cost (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Amounts not recognized as components of net periodic benefit cost
Unrecognized net actuarial (gain) loss	$ 2,490	$ 2,920
Unrecognized prior service cost	52
Total (before tax effects)	$ 2,542	$ 2,920